Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2015
Goodwill and other intangible assets
Goodwill and other intangible assets

4. Goodwill and other intangible assets:

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2014			2015
	Gross carrying amounts	Accumulated amortization	Carrying amounts	Gross carrying amounts	Accumulated amortization	Carrying amounts
Proprietary technology	¥12,968	¥2,552	¥10,416	¥12,465	¥3,467	¥8,998
Customer relationships	50,138	9,626	40,512	55,219	13,919	41,300
Software	18,001	8,624	9,377	21,659	10,979	10,680
Other	6,988	3,345	3,643	7,608	3,734	3,874

Total	¥88,095	¥24,147	¥63,948	¥96,951	¥32,099	¥64,852

The weighted average amortization periods for proprietary technology, customer relationships and software are 11 years, 18 years and 6 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2013, 2014 and 2015 amounted to ¥4,627 million, ¥6,393 million and ¥7,173 million, respectively.

Total indefinite lived intangible assets amounted to ¥7,920 million and ¥9,106 million as of March 31, 2014 and 2015, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2016	¥7,997
2017	7,292
2018	6,565
2019	5,949
2020	4,985

NIDEC has completed the annual impairment test for existing goodwill and indefinite lived intangible assets as required by ASC 350 as of January 1, 2015. For the years ended March 31, 2013, 2014 and 2015, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2013, 2014 and 2015, no goodwill impairment loss has been recorded. As a result of the annual impairment test for existing indefinite lived intangible assets, for the years ended March 31, 2013, 2014 and 2015, impairment loss of indefinite lived intangible assets has not been recorded.

The changes in the carrying amount of goodwill by operating reportable segment for the years ended March 31, 2014 are as follows:

	Yen in millions
	Balance as of April 1, 2013	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2014
Goodwill:
Nidec Electronics (Thailand)	¥6,994	¥—	¥—	¥651	¥7,645
Nidec (Zhejiang)	1,044	—	—	98	1,142
Nidec Sankyo	27,312	1,266	—	107	28,685
Nidec Copal	16,462	—	—	—	16,462
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	55,008	—	—	8,070	63,078
Nidec Motors & Actuators	7,423	7,957	—	933	16,313
All Others	9,922	—	—	511	10,433

	¥132,775	¥9,223	¥—	¥10,370	¥152,368

The changes in the carrying amount of goodwill by operating reportable segment for the years ended March 31, 2015 are as follows:

	Yen in millions
	Balance as of April 1, 2014	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2015
Goodwill:
Nidec Electronics (Thailand)	¥7,645	¥—	¥—	¥1,303	¥8,948
Nidec (Zhejiang)	1,142	—	—	191	1,333
Nidec Sankyo	28,685	—	—	109	28,794
Nidec Copal	16,462	—	—	—	16,462
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	63,078	—	—	3,675	66,753
Nidec Motors & Actuators	16,313	13,790	—	401	30,504
All Others	10,433	—	—	593	11,026

	¥152,368	¥13,790	¥—	¥6,272	¥172,430

NIDEC has partially reclassified reportable segment. Accordingly, previous period amounts have been reclassified. Reportable segment information is described in Notes 23 (2).